INCOME TAXES - Schedule of reconciliation of differences between statutory tax rate and effective tax rate (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Reconciliation of differences between statutory tax rate and effective tax rate
Loss before income tax expenses	$ 2,292,643	$ 4,660,550	$ 1,920,048
Cayman statutory income tax rate	0.00%	0.00%	0.00%
Increase in income tax expense resulting from:
Rate differences in various jurisdictions	$ 161,339	$ 23,639	$ 24,529
Income tax expense / effective tax rate	$ 161,339	$ 23,639	$ 24,529